Segment Disclosures (Tables)	12 Months Ended
Feb. 28, 2015
Segment Reporting [Abstract]
Revenue from Continuing Operations by Major Geographic Segments
Revenue from continuing operations, classified by major geographic segments in which the Company’s customers are located, was as follows:

	For the year ended
	February 28, 2015		March 1, 2014		March 2, 2013
North America
Canada	$216	6.4%	$491	7.2%	$661	6.0%
United States	775	23.2%	1,320	19.4%	2,235	20.2%
	991	29.6%	1,811	26.6%	2,896	26.2%
Europe, Middle East and Africa
United Kingdom	292	8.8%	604	8.9%	1,238	11.2%
Other	1,139	34.2%	2,387	35.0%	3,264	29.5%
	1,431	43.0%	2,991	43.9%	4,502	40.7%
Latin America	380	11.4%	907	13.3%	2,114	19.1%
Asia Pacific	533	16.0%	1,104	16.2%	1,561	14.0%
	$3,335	100.0%	$6,813	100.0%	$11,073	100.0%

	For the year ended
	February 28, 2015	March 1, 2014	March 2, 2013
Revenue mix
Hardware	$1,431	$3,785	$6,648
Service	1,620	2,698	3,910
Software	234	235	261
Other	50	95	254
	$3,335	$6,813	$11,073
Property, plant and equipment, intangible assets and goodwill, classified by geographic segments in which the Company’s assets are located, was as follows:

	As at
	February 28, 2015		March 1, 2014
	Property, plant and equipment, intangible assets and goodwill	Total assets	Property, plant and equipment, intangible assets and goodwill	Total assets
Canada	$1,628	$3,368	$2,225	$2,362
United States	202	2,700	275	2,207
United Kingdom	79	126	7	954
Other	98	355	68	2,029
	$2,007	$6,549	$2,575	$7,552